Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000918571
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2012
MFS Core Equity Series (First Prospectus Summary) | MFS Core Equity Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Core Equity Series (Second Prospectus Summary) | MFS Core Equity Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Equity Series (First Prospectus Summary) | MFS Global Equity Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Equity Series (Second Prospectus Summary) | MFS Global Equity Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Series (First Prospectus Summary) | MFS Growth Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Series (Second Prospectus Summary) | MFS Growth Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Income Series (First Prospectus Summary) | MFS High Income Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Income Series (Second Prospectus Summary) | MFS High Income Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Investors Growth Stock Series (First Prospectus Summary) | MFS Investors Growth Stock Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Investors Growth Stock Series (Second Prospectus Summary) | MFS Investors Growth Stock Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Investors Trust Series (First Prospectus Summary) | MFS Investors Trust Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Investors Trust Series (Second Prospectus Summary) | MFS Investors Trust Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Growth Series (First Prospectus Summary) | MFS Mid Cap Growth Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Growth Series (Second Prospectus Summary) | MFS Mid Cap Growth Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Series (First Prospectus Summary) | MFS New Discovery Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Series (Second Prospectus Summary) | MFS New Discovery Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research Bond Series (First Prospectus Summary) | MFS Research Bond Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research Bond Series (Second Prospectus Summary) | MFS Research Bond Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Series (First Prospectus Summary) | MFS Research International Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Series (Second Prospectus Summary) | MFS Research International Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research Series (First Prospectus Summary) | MFS Research Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research Series (Second Prospectus Summary) | MFS Research Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Strategic Income Series (First Prospectus Summary) | MFS Strategic Income Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Strategic Income Series (Second Prospectus Summary) | MFS Strategic Income Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Total Return Series (First Prospectus Summary) | MFS Total Return Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Total Return Series (Second Prospectus Summary) | MFS Total Return Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Utilities Series (First Prospectus Summary) | MFS Utilities Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Utilities Series (Second Prospectus Summary) | MFS Utilities Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Value Series (First Prospectus Summary) | MFS Value Series | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Value Series (Second Prospectus Summary) | MFS Value Series | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A